[LOGO] KEMPER FUNDS

Annual
Report
--------------------------------------------------------------------------------

April 30, 2001



                                                           Premium Reserve Money
                                                                   Market Shares

                                                             Institutional Money
                                                                   Market Shares

Dear Shareholder:

We appreciate your decision to invest in Kemper Funds. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's annual report for the year ended April 30, 2001. Also included are financial highlights for the following share classes:

o     Premium Reserve Money Market Shares
      (formerly Retail Shares)

o     Institutional Money Market Shares

Briefly, for the year ended April 30, 2001 the portfolio registered solid performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.

Economic Review and Outlook

The past couple of months witnessed growing evidence of an economic slowdown and poorly performing capital markets. Rates were lowered by 200 basis points and a bias to lower rates remains in place. The Federal Reserve reacted aggressively to stem the downturn and foster a quick return to more robust growth. On April 18, 2001, a surprising inter-meeting move, the Federal Reserve (Fed) cut rates by 50 basis points. This occurred despite more favorable industrial production data and steady consumer spending in the last couple of months. The new goal is apparently not only to stop the economic downturn, but also to promote a quick return to more robust growth. The main targets to be maintained and strengthened are capital investments and consumer confidence. In reaction the yield curve out to one year flattened, and long-term rates actually rose because of the perception the Fed was perhaps being too supportive. Presently, the yield curve indicates the path toward easing is ending because of the high likelihood of an economic rebound later in the year.

Throughout the period, our bias was to lengthen because of the likelihood of lower rates. Nevertheless, we had to walk a fine line between lengthening versus relinquishing the higher returns for shorter maturities. As a consequence, we selectively lengthened and generally held average life at midpoint of constructive range given the liquidity requirements of the fund. We also focused heavily on credit quality because of the negative impact an economic slowdown can have on the financial strength of issuers.

Portfolio Performance
As of April 30, 2001
--------------------------------------------------------------------------------
                                                                   7-Day
                                                               Current Yield
--------------------------------------------------------------------------------
Premium Reserve
Money Market Shares                                               4.40%
--------------------------------------------------------------------------------
Institutional Money
Market Shares                                                     4.84%
--------------------------------------------------------------------------------
     To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.
--------------------------------------------------------------------------------

The end of the economic slowdown can appear to be elusive, but from our vantage point, the worst of the economic downturn has occurred and the economy is now in the process of stabilizing. The Fed's actions have been aggressive and will be effective. Moreover, the stock market is giving signs of life. Prospects are considerably brighter. In the interim, we still favor opportunistic lengthening because rates may be adjusted moderately lower.

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank J. Rachwalski

Frank J. Rachwalski
Vice President and Lead Portfolio Manager

May 24, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments at April 30, 2001

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio
---------------------------------------------------------------------------------------------------------------------

Repurchase Agreements** -- 0.0%
---------------------------------------------------------------------------------------------------------------------

State Street Bank and Trust Company, 4.52%,
   to be repurchased at $4,529,568 on 5/1/2001 (Cost $4,529,000)                            4,529,000       4,529,000
---------------------------------------------------------------------------------------------------------------------
Commercial Paper -- 79.1%
---------------------------------------------------------------------------------------------------------------------
Accor South America
   4.25%, 7/23/2001                                                                        40,000,000      39,608,055
---------------------------------------------------------------------------------------------------------------------
Ace Overseas Corp.
   4.69%-4.93%, 6/11/2001-7/9/2001                                                        217,400,000     215,992,678
---------------------------------------------------------------------------------------------------------------------
AES Shady Point, Inc.
   4.65%, 7/6/2001                                                                         25,000,000      24,786,874
---------------------------------------------------------------------------------------------------------------------
Alpine Securitization Corp.
   4.78%-5.05%, 5/7/2001-6/13/2001                                                        195,000,000     194,422,613
---------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp.
   4.35%-5.38%*, 5/20/2001-7/26/2001                                                      165,000,000     164,994,496
---------------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp.
   4.89%, 5/16/2001                                                                        50,000,000      49,898,125
---------------------------------------------------------------------------------------------------------------------
Asset Portfolio Funding
   4.35%, 6/22/2001                                                                        10,237,000      10,172,678
---------------------------------------------------------------------------------------------------------------------
Associates Corp.
   4.86%-5.03%*, 6/15/2001-6/26/2001                                                       55,000,000      55,000,000
---------------------------------------------------------------------------------------------------------------------
Atlantis One Funding
   4.80%, 6/11/2001                                                                        80,126,000      79,687,978
---------------------------------------------------------------------------------------------------------------------
Bavaria Finance Funding
   4.48%-4.70%, 5/30/2001-7/16/2001                                                       155,608,000     154,790,056
---------------------------------------------------------------------------------------------------------------------
Bavaria Universal Funding
   4.46%-6.12%, 5/1/2001-10/15/2001                                                       157,600,000     155,518,940
---------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.
   4.59%*, 8/3/2001                                                                        25,000,000      25,000,000
---------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.
   4.70%, 7/17/2001-3/18/2002                                                             172,500,000     171,771,174
---------------------------------------------------------------------------------------------------------------------
Capital One Funding Corp.
   4.55%-4.61%*, 5/2/2001-5/3/2001                                                         79,490,893      79,490,893


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Caterpillar Financial Services
   4.86%-5.65%*, 5/1/2001-7/16/2001                                                       155,000,000     155,039,967
---------------------------------------------------------------------------------------------------------------------
China Merchants, Inc.
   4.50%-4.88%, 5/22/2001                                                                  40,000,000      39,890,567
---------------------------------------------------------------------------------------------------------------------
CIT Group Holdings, Inc.
   4.64%-5.03%*, 5/1/2001-7/16/2001                                                       160,000,000     159,991,754
---------------------------------------------------------------------------------------------------------------------
Citicorp
   4.70%-4.84%, 5/1/2001-6/4/2001                                                         220,000,000     219,542,889
---------------------------------------------------------------------------------------------------------------------
Credit Suisse Funding
   5.04%*, 5/20/2001                                                                      100,000,000     100,000,000
---------------------------------------------------------------------------------------------------------------------
CXC, Inc.
   5.05%, 5/7/2001                                                                        100,000,000      99,915,833
---------------------------------------------------------------------------------------------------------------------
Delaware Funding Corp.
   5.05%, 5/29/2001                                                                        76,098,000      75,799,104
---------------------------------------------------------------------------------------------------------------------
Dresdner Kleinworth
   5.04%, 5/4/2001                                                                        100,000,000      99,958,000
---------------------------------------------------------------------------------------------------------------------
Eureka Securitization, Inc.
   4.70%, 7/3/2001                                                                         30,000,000      29,753,250
---------------------------------------------------------------------------------------------------------------------
Falcon Asset Security Corp.
   4.40%-4.97%, 5/3/2001-6/6/2001                                                         135,129,000     134,885,495
---------------------------------------------------------------------------------------------------------------------
FCar Owner Trust
   4.21%-4.29%, 7/12/2001-7/27/2001                                                       140,000,000     138,719,092
---------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.
   4.88%*, 7/16/2001                                                                       29,000,000      29,018,408
---------------------------------------------------------------------------------------------------------------------
Forrestal Funding Master Trust
   4.80%-5.30%, 5/3/2001-6/8/2001                                                         186,007,000     185,493,165
---------------------------------------------------------------------------------------------------------------------
Four Winds Funding Corp.
   5.01%, 5/31/2001                                                                       124,007,000     123,489,271
---------------------------------------------------------------------------------------------------------------------
Galaxy Funding
   4.68%-6.24%, 5/18/2001-9/13/2001                                                       112,500,000     111,255,792
---------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp.
   5.00%-6.31%, 5/4/2001-8/21/2001                                                         74,000,000      73,224,632
---------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.
   4.35%*, 7/27/2001                                                                       37,000,000      36,999,958
---------------------------------------------------------------------------------------------------------------------
Giro Funding US Corp.
   4.35%-4.80%, 6/11/2001-6/26/2001                                                       207,614,000     206,298,285


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Goldman Sachs Group, LP
   5.46%-6.28%, 5/24/2001-7/24/2001                                                       115,000,000     115,000,000
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, LP
   5.01%-5.54%*, 5/8/2001-6/27/2001                                                        75,000,000      75,020,657
---------------------------------------------------------------------------------------------------------------------
Greenwich Funding Corp.
   4.22%-5.77%, 7/2/2001-7/26/2001                                                        156,687,000     155,111,836
---------------------------------------------------------------------------------------------------------------------
Greyhawk Funding, LLC
   4.15%-4.55%, 9/13/2001-9/14/2001                                                       160,000,000     157,433,900
---------------------------------------------------------------------------------------------------------------------
Hatteras Funding Corp.
   4.81%-5.12%, 5/18/2001-6/18/2001                                                       197,083,000     196,188,071
---------------------------------------------------------------------------------------------------------------------
Household Finance Corp.
   4.78%-5.81%*, 5/4/2001-7/20/2001                                                       168,000,000     168,055,371
---------------------------------------------------------------------------------------------------------------------
Intrepid Funding Corp.
   5.27%, 5/17/2001                                                                        71,215,000      71,048,199
---------------------------------------------------------------------------------------------------------------------
John Deere Capital Corp.
   5.34%*, 5/14/2001                                                                       50,000,000      49,989,556
---------------------------------------------------------------------------------------------------------------------
Jupiter Securities Corp.
   4.10%-6.09%, 5/24/2001-10/29/2001                                                      220,381,000     217,581,386
---------------------------------------------------------------------------------------------------------------------
K2 (USA), LLC
   4.13%, 10/23/2001                                                                       23,000,000      22,538,243
---------------------------------------------------------------------------------------------------------------------
Kitty Hawk Funding Corp.
   4.23%-5.03%, 6/22/2001-8/20/2001                                                       140,092,000     138,706,841
---------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co.
   5.09%-5.34%*, 5/12/2001-5/14/2001                                                      115,000,000     115,014,690
---------------------------------------------------------------------------------------------------------------------
Moat Funding LLC
   4.14%-6.52%, 5/15/2001-10/18/2001                                                      185,000,000     183,297,205
---------------------------------------------------------------------------------------------------------------------
Moriarty LLC
   5.32%-5.37%, 7/19/2001                                                                 190,000,000     187,771,981
---------------------------------------------------------------------------------------------------------------------
NATC California LLC
   4.18%-4.22%, 7/24/2001                                                                 125,000,000     123,774,767
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   4.80%*, 7/20/2001                                                                      170,000,000     170,000,000
---------------------------------------------------------------------------------------------------------------------
National Rural Utility
   5.87%, 9/10/2001                                                                        48,345,000      47,304,454
---------------------------------------------------------------------------------------------------------------------
Paccar Financial
   4.18%, 7/25/2001                                                                        20,400,000      20,198,663


    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Pennine Funding LLC
   4.50%-5.00%, 8/1/2001-10/12/2001                                                       195,000,000     191,759,078
---------------------------------------------------------------------------------------------------------------------
Phillip Morris, Inc.
   4.85%-5.40%, 5/16/2001-6/6/2001                                                        105,000,000     104,685,750
---------------------------------------------------------------------------------------------------------------------
Phillip Morris, Inc.
   5.34%*, 6/4/2001                                                                       110,000,000     109,928,195
---------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
   4.78%-4.95%, 5/1/2001-6/5/2001                                                         133,700,000     133,235,278
---------------------------------------------------------------------------------------------------------------------
Private Export Funding
   4.49%-5.18%, 7/27/2001-8/14/2001                                                       105,000,000     103,637,964
---------------------------------------------------------------------------------------------------------------------
Prudential Funding Corp.
   5.09%*, 6/18/2001                                                                       40,000,000      40,004,314
---------------------------------------------------------------------------------------------------------------------
Quincy Capital Corp.
   4.75%-5.00%, 5/3/2001-6/15/2001                                                         93,204,000      92,949,429
---------------------------------------------------------------------------------------------------------------------
Receivables Capital Corp.
   5.90%, 6/12/2001                                                                        61,720,000      61,295,161
---------------------------------------------------------------------------------------------------------------------
Scaldis Capital, LLC
   4.53%-5.95%, 5/25/2001-10/15/2001                                                      195,846,000     194,159,214
---------------------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp.
   4.78%, 9/4/2001                                                                         50,000,000      49,163,500
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.
   4.10%-5.28%, 7/9/2001-10/18/2001                                                       143,691,000     142,025,571
---------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc.
   5.02%*, 5/15/2001                                                                       75,000,000      74,992,887
---------------------------------------------------------------------------------------------------------------------
Sony Capital Corp.
   4.97%-5.00%, 8/28/2001-8/30/2001                                                        60,000,000      59,010,514
---------------------------------------------------------------------------------------------------------------------
Spintab AB
   4.23%-5.05%, 5/17/2001-8/10/2001                                                       150,000,000     149,182,181
---------------------------------------------------------------------------------------------------------------------
Stellar Funding Group
   4.28%-5.01%, 5/21/2001-7/23/2001                                                       109,781,000     108,971,637
---------------------------------------------------------------------------------------------------------------------
Surrey Funding Corp.
   5.00%-5.07%, 5/10/2001-5/15/2001                                                       189,000,000     188,700,194
---------------------------------------------------------------------------------------------------------------------
Sweetwater Capital Corp.
   4.96%, 5/16/2001                                                                        38,461,000      38,381,514
---------------------------------------------------------------------------------------------------------------------
Toyota Motor Credit Corp.
   4.77%, 6/8/2001                                                                         50,000,000      49,748,250


    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

Variable Funding Corp.
   5.08%, 5/4/2001                                                                         90,000,000      89,961,900
---------------------------------------------------------------------------------------------------------------------
Verizon Net Funding Corp.
   4.28%-5.27%, 5/7/2001-7/13/2001                                                        195,000,000     193,968,790
---------------------------------------------------------------------------------------------------------------------
Verizon Net Funding Corp.
   5.06%*, 6/15/2001                                                                       85,000,000      84,983,630
---------------------------------------------------------------------------------------------------------------------
WCP Funding, Inc.
   4.92%, 6/15/2001                                                                        70,000,000      69,569,062
---------------------------------------------------------------------------------------------------------------------
Windmill Funding Corp.
   4.89%, 5/16/2001                                                                        60,000,000      59,877,750
---------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $8,044,637,605)                                                            8,044,637,605
---------------------------------------------------------------------------------------------------------------------

Certificates of Deposit and Bank Notes -- 20.7%
---------------------------------------------------------------------------------------------------------------------
Abbey National Bank
   4.20%-4.65%, 7/12/2001-7/25/2001                                                       229,500,000     227,271,917
---------------------------------------------------------------------------------------------------------------------
Allfirst Bank
   5.05%*, 5/9/2001                                                                        85,000,000      85,000,000
---------------------------------------------------------------------------------------------------------------------
American Express Centurian Bank
   4.67%-5.02%*, 5/1/2001-5/19/2001                                                       132,000,000     131,999,138
---------------------------------------------------------------------------------------------------------------------
Banco de Galicia y Bueno
   4.70%-4.72%, 7/18/2001-8/21/2001                                                       110,000,000     108,589,356
---------------------------------------------------------------------------------------------------------------------
Banc One Corp.
   5.21%, 5/21/2001-5/24/2001                                                              80,000,000      79,742,394
---------------------------------------------------------------------------------------------------------------------
Banc One Corp.
   7.17%, 5/8/2001                                                                         50,000,000      50,000,000
---------------------------------------------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce
   7.18%, 5/10/2001                                                                        50,000,000      49,999,883
---------------------------------------------------------------------------------------------------------------------
CIBC New York
   4.57%*, 5/1/2001                                                                       125,000,000     124,973,805
---------------------------------------------------------------------------------------------------------------------
Comerica Bank
   4.64%-4.66%*, 5/1/2001                                                                  70,000,000      69,997,281
---------------------------------------------------------------------------------------------------------------------
Commerzbank AG New York
   5.03%*, 5/3/2001                                                                       125,000,000     124,990,037
---------------------------------------------------------------------------------------------------------------------
Dresdner Bank NY
   7.22%, 5/8/2001                                                                         50,000,000      49,999,819


    The accompanying notes are an integral part of the financial statements.

                                       6

                                                                                            Principal
                                                                                           Amount ($)      Value ($)
---------------------------------------------------------------------------------------------------------------------

First Union National Bank
   4.67%-4.69%*, 5/1/2001                                                                 140,000,000     140,000,000
---------------------------------------------------------------------------------------------------------------------
Fleet National Bank
   4.64%-4.99%*, 5/20/2001-5/21/2001                                                      150,000,000     149,994,580
---------------------------------------------------------------------------------------------------------------------
Harris Trust and Savings Bank
   4.96%*, 5/12/2001                                                                       45,000,000      44,997,929
---------------------------------------------------------------------------------------------------------------------
Key Bank Corp.
   5.29%*, 5/25/2001                                                                       65,000,000      64,998,460
---------------------------------------------------------------------------------------------------------------------
Merita Bank
   4.46%*, 5/29/2001                                                                       45,000,000      45,000,000
---------------------------------------------------------------------------------------------------------------------
National Bank of Canada
   5.22%, 7/23/2001                                                                        50,000,000      49,398,250
---------------------------------------------------------------------------------------------------------------------
National City Bank of Cleveland
   4.41%-4.83%*, 7/5/2001-7/23/2001                                                        70,000,000      70,001,773
---------------------------------------------------------------------------------------------------------------------
Old Kent Bank
   4.64%-4.67%*, 5/1/2001                                                                 160,000,000     159,997,934
---------------------------------------------------------------------------------------------------------------------
Rabobank Nederland
   4.99%, 8/20/2001                                                                       130,888,000     128,874,179
---------------------------------------------------------------------------------------------------------------------
Swedbank, Inc.
   5.12%, 6/22/2001                                                                        50,000,000      49,630,222
---------------------------------------------------------------------------------------------------------------------
U.S. Bank, N.A.
   4.68%-5.05%*, 5/1/2001-5/21/2001                                                       100,000,000     100,000,130
---------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes (Cost $2,105,457,087)                                      2,105,457,087
---------------------------------------------------------------------------------------------------------------------

Miscellaneous Investments -- 0.2%
---------------------------------------------------------------------------------------------------------------------
State of Texas, General Obligation
   4.57%*, 5/2/2001                                                                         2,255,000       2,255,000
---------------------------------------------------------------------------------------------------------------------
Texas Veterans Housing Assistance, General Obligation
   4.50%*, 5/2/2001                                                                        17,500,000      17,500,000
---------------------------------------------------------------------------------------------------------------------
Total Miscellaneous Investments (Cost $19,755,000)                                                         19,755,000
---------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $10,174,378,692) (a)                                       $10,174,378,692
---------------------------------------------------------------------------------------------------------------------

     Interest rates represent annualized yield to date of maturity, except for floating rate securities described below.

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of a Treasury bill rate. These securities are shown at their current rate as of April 30, 2001. The dates shown represent the next interest rate change date.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

(a)  Cost for federal income tax purposes was $10,174,378,692.


    The accompanying notes are an integral part of the financial statements.

Financial Statements

---------------------------------------------------------------------------------------------------------------------
Statements of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------

                                                                                                       Money Market
as of April 30, 2001                                                                                    Portfolio
---------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (for cost, see accompanying portfolio of investments):
---------------------------------------------------------------------------------------------------------------------
Short-term notes                                                                                     $10,169,849,692
---------------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                      4,529,000
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                             846
---------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                       27,701,762
---------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                           20,135,828
---------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                          105,063,326
---------------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                             542,473
---------------------------------------------------------------------------------------------------------------------
Other assets                                                                                                   5,154
---------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          10,327,828,081
---------------------------------------------------------------------------------------------------------------------
Liabilities
---------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                         25,000,000
---------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                         38,098,289
---------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     1,295,552
---------------------------------------------------------------------------------------------------------------------
Accrued reorganization costs                                                                                 960,142
---------------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                           47,548
---------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                        4,359,331
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                         69,760,862
---------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                                 $10,258,067,219
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       8

Statements of Assets and Liabilities -- continued
---------------------------------------------------------------------------------------------------------------------

                                                                                                       Money Market
as of April 30, 2001                                                                                    Portfolio
---------------------------------------------------------------------------------------------------------------------
Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $   287,051,725
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               287,051,725
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $ 2,235,859,716
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             2,235,859,716
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $   105,056,349
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized               105,056,349
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------
Service Shares
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $ 7,630,099,429
---------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             7,630,099,429
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)             $          1.00
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statement of Operations
---------------------------------------------------------------------------------------------------------------------

                                                                                                       Money Market
Year ended April 30, 2001                                                                                Portfolio
---------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                              $  583,880,036
---------------------------------------------------------------------------------------------------------------------
Other income                                                                                                 461,172
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total income                                                                                             584,341,208
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Expenses:
---------------------------------------------------------------------------------------------------------------------
Management fee                                                                                            14,379,960
---------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                  24,642,163
---------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                               838,472
---------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                46,909,861
---------------------------------------------------------------------------------------------------------------------
Administrative services fees                                                                               4,526,692
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                      49,299
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                        126,690
---------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                   90,246
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    1,103,901
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          1,570,423
---------------------------------------------------------------------------------------------------------------------
Reorganization                                                                                             1,506,693
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                        852,007
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                 96,596,407
---------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                        (7,490,156)
                                                                                                      ---------------
---------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                  89,106,251
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                    495,234,957
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                  $  495,234,957
---------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------
                                                                                          Money Market Portfolio
                                                                                      -------------------------------
                                                                                           Years Ended April 30,
                                                                                      -------------------------------
                                                                                            2001           2000
---------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
---------------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                 $   495,234,957 $  233,355,368
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      495,234,957    233,355,368
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income                                (495,234,957)  (233,355,368)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:

Institutional Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               1,825,905,487    748,054,449
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              16,394,646      4,996,572
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,738,222,890)  (570,178,147)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                          104,077,243    182,872,874
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (a):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                               3,806,812,764     11,951,644
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              82,349,912          5,653
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                (1,664,661,744)      (598,513)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                        2,224,500,932     11,358,784
---------------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                 254,841,452     37,164,706
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               2,759,421        300,324
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                  (169,476,653)   (20,804,478)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                           88,124,220     16,660,552
---------------------------------------------------------------------------------------------------------------------
Service Shares:
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                              45,599,005,304 46,591,548,249
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                             381,118,965    199,345,248
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                               (44,664,932,128)(43,819,371,616)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                        1,315,192,141  2,971,521,881
---------------------------------------------------------------------------------------------------------------------
Premier Money Market Shares (closed):
---------------------------------------------------------------------------------------------------------------------
Proceeds from shares sold                                                                          --            362
---------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                                      --          2,012
---------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                                            --       (103,701)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
                                                                                                   --       (101,327)
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                      3,731,894,536  3,182,312,764
                                                                                      -------------------------------
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                       3,731,894,536  3,182,312,764
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                       6,526,172,683  3,343,859,919
---------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                           $10,258,067,219 $6,526,172,683
---------------------------------------------------------------------------------------------------------------------

(a)      Premier Money Market Shares commenced operations on February 23, 2000.

    The accompanying notes are an integral part of the financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements and market price data.

---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Institutional Shares
---------------------------------------------------------------------------------------------------------------------
Years ended April 30,                                                           2001          2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .06           .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.06)         (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%) (b)                                                            6.32          5.50          1.29**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                      287,052       182,974           102
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                                  .27           .29          .28*
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                   .25           .25          .25*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              6.25          5.58         4.75*
---------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------
Money Market Portfolio -- Premium Reserve Money Market Shares
---------------------------------------------------------------------------------------------------------------------
Years ended April 30,                                                           2001          2000        1999(a)
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
   Net investment income                                                         .06           .05           .01
---------------------------------------------------------------------------------------------------------------------
   Less distributions from net investment income                                (.06)         (.05)         (.01)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $    1.00          1.00          1.00
---------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                5.87          5.05        1.18**
---------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                      105,056        16,932           272
---------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                            .67           .68          .67*
---------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                              5.54          5.31         4.38*
---------------------------------------------------------------------------------------------------------------------

(a) For the period January 22, 1999 (commencement of operations) to April 30, 1999.

(b)  Total return would have been lower had certain expenses not been reduced.

*    Annualized

**   Not annualized

Notes to Financial Statements

1. Significant Accounting Policies

Cash Account Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust currently offering three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. The Portfolio values all portfolio securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and pursuant to which the Portfolio must adhere to certain conditions. Under this method, which does not take into account unrealized gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/ amortization to maturity of any discount/premium. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Investment Transactions and Investment Income. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Fund expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Transactions with Affiliates

Management Agreement. The Fund has a management agreement with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., and pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500 million of average daily net assets of the Fund declining to 0.15% of average daily net assets of the Fund in excess of $3 billion. During the year ended April 30, 2001, the Portfolios incurred management fees as follows:

                                                   Management     Effective
Portfolio                                          fees           rate
------------------------------------------------------------------------------
Money Market Portfolio                             $   14,379,960    .16%
------------------------------------------------------------------------------

Distribution Agreement. The Fund has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Fund pays SDI an annual fee of 0.60% of average daily net assets for the Service shares of the Money Market Portfolio and 0.25% of average net assets for the Premier Money Market shares of the Money Market Portfolio, pursuant to separate Rule 12b-1 plans for this Fund. For the year ended April 30, 2001, the Portfolios incurred distribution services fees as follows:

                                                                 Amount unpaid
                                                  Distribution   at April 30,
Portfolio                                         services fees  2001
--------------------------------------------------------------------------------
Money Market Portfolio                            $   46,909,861 $    4,211,615
--------------------------------------------------------------------------------

The Fund has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. The Premium Reserve Money Market, Managed and Premier Money Market shares of each Portfolio pay SDI a fee at an annual rate of up to 0.25% of average daily net assets. Institutional shares of the Money Market Portfolio pay SDI a fee at an annual rate of up to 0.15% of average daily net assets. For the year ended April 30, 2001, the Portfolios incurred administrative services fees as follows:

                                                                 Amount unpaid
                                                  Administrative at April 30,
Portfolio                                         services fees  2001
-------------------------------------------------------------------------------
Money Market Portfolio                            $    4,526,692 $      147,716
--------------------------------------------------------------------------------

Shareholder Services Agreement. Pursuant to a services agreement with the Fund's transfer agent, Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, is the shareholder service agent of the Fund. Under the agreement, for the year ended April 30, 2001, SISC received shareholder services fees as follows:

                                                                  Amount unpaid
                                                   Shareholder    at April 30,
Portfolio                                          service fees   2001
--------------------------------------------------------------------------------
Money Market Portfolio
(after $6,367,289 of expense waiver)               $   17,121,411 $          --
--------------------------------------------------------------------------------

Officers and Trustees. Certain officers or trustees of the Fund are also officers or directors of Scudder. During the year ended April 30, 2001, the

Portfolios made no payments to their officers and incurred Trustees' fees to independent Trustees as follows:

Portfolio                                                      Trustees' fees
------------------------------------------------------------------------------
Money Market Portfolio                                         $       57,934
------------------------------------------------------------------------------

In addition, a one-time fee was accrued for payment to those Trustees not affiliated with the Advisor who are not standing for re-election under the reorganization discussed in Note 5. Inasmuch as the Advisor will also benefit from administrative efficiencies of a Consolidated Board, the Advisor has agreed to bear such costs as follows:

                                                               Trustee fee
                                                Trustee        absorbed by
Portfolio                                       Severance      ZSI
------------------------------------------------------------------------------
Money Market Portfolio                          $    32,312    $    16,156
------------------------------------------------------------------------------

Expense Absorption. During the period Scudder temporarily limited the Portfolios' operating expenses to the following percentages of average daily net assets: Money Market Portfolio Institutional Shares (.25%).

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

Portfolio                                       Custodian      Transfer Agent
------------------------------------------------------------------------------
Money Market Portfolio                          $    30,339    $    71,910
------------------------------------------------------------------------------

4. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated pro rata among each of the Participants. Interest is calculated based on the market rates at the time of the borrowing. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Reorganization

ZSI has initiated a program to reorganize and combine its two fund families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposes to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an administrative fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative are being borne jointly by ZSI and certain of the affected funds. Those costs, including printing, shareholder meeting expenses and professional fees, are presented as reorganization expenses in the Statement of Operations of the Fund. ZSI has agreed to bear a portion of such costs:


                                                                Reorganization
                                                 Reorganization fee reimbursed
Fund                                                  fee       by Advisor
------------------------------------------------------------------------------
Money Market Portfolio                           $  1,506,693   $  1,004,462
------------------------------------------------------------------------------

Report of Independent Auditors

The Board of Trustees and Shareholders
Cash Account Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Cash Account Trust (comprising, respectively, the Money Market, Government Securities and Tax-Exempt Portfolios), as of April 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of April 30, 2001, by correspondence with the custodian or other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising the Cash Account Trust at April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods indicated herein, in conformity with accounting principles generally accepted in the United States.

                                                            /s/Ernst & Young LLP

Chicago, Illinois
June 1, 2001

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

[LOGO] KEMPER FUNDS

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606-5808
www.kemper.com



This report is not to be distributed unless preceded or accompanied by a prospectus.